Share Capital - Schedule of RSUs (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Schedule of RSUs [Abstract]
Number of units, beginning balance	2,140,250	2,126,670
Weighted average grant date closing price per share, beginning balance	$ 5.23	$ 5.29
Number of units, granted	1,044,750	1,056,000
Weighted average grant date closing price per share, granted	$ 4.41	$ 5.28
Number of units, Forfeited	(45,167)	(113,665)
Weighted average grant date closing price per share, Forfeited	$ 4.64	$ 5.04
Number of units, distributed	(941,960)	(928,755)
Weighted average grant date closing price per share, distributed	$ 5.87	$ 5.44
Number of units, ending balance	2,197,873	2,140,250
Weighted average grant date closing price per share, ending balance	$ 4.58	$ 5.23